Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Stock-Based Compensation (Details) [Line Items]
Description of option awards	Option awards are generally granted with an exercise price equal to the fair value of the Company’s stock at the date of grant; those options generally vest based on four years of continuous service and have 10-year contractual terms.
Weighted-average grant-date fair value of options	$ 4.19	$ 0
Weighted average remaining contractual term for the outstanding options	10 years	0 years
2021 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Number of shares of common stock			1,250,432